Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 1,544	$ 3,757
Property, plant and improvements
Property and equipment, net	143,529	148,125
Other assets
Operating lease right-of-use assets	199,060	229,284
Other receivable	426,164	424,110
Note receivable - related party	44,859	44,859
Advances to CEN Biotech Ukraine LLC - related party	1,065,328	1,065,328
Intangible assets, net	5,274,756	5,380,959
Total assets	7,155,240	7,296,422
Current liabilities
Accounts payable	185,700	181,266
Accounts payable – related parties	8,347
Loans payable	10,096,386	10,121,411
Loans payable – related parties	1,359,439	1,362,600
Convertible notes payable	5,492,639	5,185,412
Convertible notes payable- related parties	2,538,681	2,538,681
Accrued interest	10,336,981	9,585,055
Accrued interest – related parties	1,360,018	1,274,899
Operating lease liabilities	41,434	44,361
Accrued expenses	605,923	574,723
Total current liabilities	32,025,548	30,868,408
Operating lease liabilities, less current portion	158,036	184,263
Patent acquisition liability	720,000	720,000
Convertible notes, less current portion	837,880	1,038,913
Convertible notes - related parties, less current portion	20,000	20,000
Total liabilities	33,761,464	32,831,584
Shareholders’ deficit
Common stock; unlimited authorized shares; 26,953,363 and 25,473,363 issued and outstanding as of December 31, 2019 and 2018, respectively. No par value.
Additional paid-in capital	16,004,060	15,775,010
Accumulated deficit	(42,610,284)	(41,310,172)
Total shareholders’ deficit	(26,606,224)	(25,535,162)
Total liabilities and shareholders’ deficit	$ 7,155,240	$ 7,296,422